INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 342
Deferred tax (liabilities), beginning balance	(3,230)
Net deferred tax (liability), beginning balance	(2,888)	$ (2,455)
Income	217	(20)
Equity	0	(111)
Acquisitions and Dispositions	176	(161)
OCI	117	(141)
Deferred tax assets, ending balance	516	342
Deferred tax liabilities, ending balance	(2,894)	(3,230)
Net deferred tax (liability), ending balance	(2,378)	(2,888)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	342	306
Income	(23)	(7)
Equity	0	6
Acquisitions and Dispositions	208	14
OCI	(11)	23
Deferred tax assets, ending balance	516	342
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(3,230)	(2,761)
Income	240	(13)
Equity	0	(117)
Acquisitions and Dispositions	(32)	(175)
OCI	128	(164)
Deferred tax liabilities, ending balance	$ (2,894)	$ (3,230)